Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

Advisory Agreements

In July 2013, the Company entered into a business consulting services agreement effective through December 31, 2015. Under the agreement, the Company issued an initial payment of a warrant to purchase 75,000 shares of common stock at an exercise price of $1.01 per share, with a five-year life and a cashless exercise option. In January 2014, the Company issued an additional warrant to purchase 50,000 shares of common stock with similar terms to the initial issuance. Under the agreement, the business consulting firm is entitled to receive additional warrants for up to 50,000 shares of common stock with similar terms.

In May 2014, the Company and its investor relations firm amended their service agreement such that the consulting firm will receive 25,000 shares of the Company’s common stock each quarter in lieu of cash for services rendered. As of March 31, 2014, 25,000 shares of common stock have been issued under this amendment.

8. Commitments and Contingencies

Employee Agreements

The Company has entered into employment and proprietary rights agreements with all of its employees. These agreements stipulate that employment is on an at-will basis and outline salary, benefits, non-disclosure of confidential information, restrictions and assignment of intellectual property to the Company.

The Company has employment agreements with its CEO and CFO that specify compensation as salary, benefits and vacation. These agreements address severance for termination of employment and the provisions should a change of control occur.

License and Royalty Agreements

The Company has entered into an exclusive license agreement with a university, where the Company has obtained certain intellectual property from the university to commercialize, produce, manufacture, use and sell the patent rights. The Company is required to pay the university a contractual dollar amount for each new investigational drug application filed with the Food and Drug Administration (FDA) using the licensed intellectual property. Should the Company receive cash payments from licensing revenue during human trial research, the Company is required to pay 10% of all net licensing revenue (but not including payments for product development activities or equity purchases) to the university up to a certain maximum amount. The Company is also required to pay an amount upon New Drug Application (NDA) approval. The NDA approval occurs when the FDA has approved all prior drug testing and allows a new drug to go to market. Once the Company has an NDA, the Company must pay the university a royalty of 2% of net sales up to a certain dollar amount, 2.5% of net sales in excess of that amount of human therapeutics, and a royalty of 5% of net sales on any services. If the Company sublicenses the intellectual property, then the Company must pay the university in accordance with the provisions of the agreement.

In September 2012, the Company entered into two separate license agreements with one company (the licensor) whereby the Company has been granted two non-exclusive sub-licenses to make, have made or use the licensor’s intellectual technology. Each license agreement required an initial payment of $85,000, as well as an annual license fee of $5,000 per year. Additionally, the agreement allows the Company to purchase product on a per unit basis. No purchase commitments have been entered into at this time. The term of the license agreements is consistent with the term of the life of the patents.

Collaborative Arrangements

From time to time, the Company enters into collaborative arrangements for research and development, manufacture and/or commercialization of product and product candidates. These collaborations can provide for non-refundable, upfront license fees, R&D and commercial performance milestones, cost sharing, and royalty payments. The Company’s collaboration agreements with outside parties are performed on a “best efforts” basis with no guarantees of success.

In September 2013, the Company executed an agreement to acquire a non-exclusive, worldwide, perpetual, royalty free technology license. In consideration, the Company issued 100,000 shares of the Company’s common stock. Should the Company sublicense the technology to a third party, the Company is required to compensate the licensor 10% of the upfront fees. The agreement is in place for 10 years from the effective date of the agreement or the life of the patents, whichever is longer.

Right of First Negotiation

The Company had granted a stockholder a right of first negotiation to license certain technology of the Company related to Q-Cells. In accordance with the terms of the agreement, the right of first negotiation expired in January 2014.

Supplier Agreements

In March 2010, the Company entered into a service agreement with an outside research firm to support the Company’s submission of an investigational new drug application (IND) to the FDA. As part of this commitment, the Company was provided financing terms by the supplier which included partial payments of invoices, with remaining balances rolled into a convertible note payable accruing interest at 8% for the first 36 months and increasing to 10% for the 24 months thereafter. A provision in the note provided the supplier the right and option at any time prior to payment of the note to convert all or any portion of the outstanding balance into shares of the Company’s Series B preferred stock. As a result of the merger in October 2011, the Company eliminated its Series B preferred instruments and converted all outstanding shares to the Company’s common stock.

In November 2012, the Company and the supplier amended the terms of their original agreement via a Letter of Understanding (LOU) and increased the total purchase commitment with the supplier to approximately $2,600,000 with an expected completion by December 31, 2013. As the Company no longer has Series B preferred stock, the amendment provided the Company with the option of paying part of its commitment with cash or with shares of common stock. Upon conclusion of the supplier’s final project report, any outstanding balance was to be converted into a note payable accruing interest at 8% until July 31, 2015. Any outstanding amounts thereafter were to accumulate interest at 10% through March 31, 2016.

On March 7, 2014, the Company resolved its indebtness to this supplier by issuing 2,185,330 shares of common stock and a warrant to purchase 2,185,330 shares of common stock, effectively terminating the option of an outstanding balance converting into a note payable.

Advisory Agreements

On October 1, 2012, the Company entered into an agreement with an investor relations firm. In lieu of cash, the firm received 100,000 shares of restricted stock for services rendered from October 2012 through December 31, 2013. Additionally, 250,000 warrants were granted from January 1, 2013 through October 1, 2013 with exercise prices varying between $1.25 and $2.75.

In February 2013, the Company entered into an agreement to engage a financial advisory firm for a minimum term of six months. The agreement was revised in May 2013. The financial advisory firm is entitled to a commission equal to 7% of the total proceeds raised by the Company from its financing efforts payable in cash; and if warrants are issued as part of the placement of securities, an issuance of warrants equivalent to 1% of the aggregate number of warrants purchased in the offering, collectively not to exceed 8%. Additionally, the Company shall reimburse reasonable out-of-pocket expenses. To date, no such placement has occurred.

In July 2013, the Company entered into a business consulting services agreement effective through December 31, 2015. Under the agreement, the Company issued a warrant to purchase 75,000 shares of common stock at a strike price of $1.01 per share, with a five-year life and a cashless exercise option. The business consulting firm is entitled to receive additional warrants for up to 100,000 shares of common stock with similar terms.

Operating Leases

The Company leases its research and office facility under an operating lease, which expired March 31, 2013. The Company expects to renew the lease and is in negotiations with the landlord. Terms of the lease have not yet been finalized; and therefore, no minimum future obligations exist, and the arrangement is month-to-month.

Lease expense under operating leases was $152,098 and $150,528 for the years ended December 31, 2013 and 2012, respectively.